Dividends and other reserves - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	Jan. 29, 2020	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019
Disclosure of reserves within equity [line items]
Interim dividend per share (in GBP per share)		£ 0.261
Other reserves		£ 2,341	£ 1,930	£ 2,372
Capital redemption reserve		3,176	3,200
Hedging reserve surplus (deficit)		(83)	41
Exchange reserve deficit		£ (752)	£ (1,311)
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Interim dividend per share (in GBP per share)	£ 0.2741